Defined Technology Portfolio®	Series 01B [ 5/3/2001 - 5/3/2001 ] | cusip: 29471S115
This Fund Series is closed, and no longer available for purchase. Click here to view the current offering of this Fund (TEC) Fund Overview
As of May 22, 2001
Closing NAV: 1.06614	Previous Close: 1.06840	Change: -0.00226	% Change: -0.21153%

The Objective:
The Portfolio seeks capital appreciation by investing for about one year in 100 technology stocks.

The Strategy:
By applying a Rebalancing Model to reweight the stocks of the Merrill Lynch 100 Technology Index SM (ML 100 Index), the Portfolio Consultant seeks to enhance investment results.

Offered By: This portfolio is offered by Merrill Lynch (TEC01B).

Portfolio Holdings

Dividend information for the securities listed below is available in the prospectus for this Fund. The offering, redemption and repurchase prices for the Fund take into account expenses and sales charges. Therefore, you will not be able to calculate these prices (or related performance information) with the security prices and weightings listed below.

As of Tuesday, May 22, 2001
Security	Symbol	Price	% of Portfolio
i2 Technologies, Inc.	ITWO	28.10	2.06
eBay, Inc.	EBAY	64.25	2.00
QLogic Corporation	QLGC	58.90	1.84
Teradyne, Inc.	TER	45.90	1.80
Jabil Circuit, Inc.	JBL	37.99	1.77
QUALCOMM, Inc.	QCOM	69.91	1.75
Computer Sciences Corporation	CSC	41.85	1.72
Sungard Data Systems Inc.	SDS	62.65	1.68
Rational Software Corporation	RATL	27.3 8	1.68
Amdocs Ltd.	DOX	66.05	1.65
PeopleSoft, Inc.	PSFT	42.96	1.64
Electronic Arts, Inc.	ERTS	61.76	1.60
Computer Associates International, Inc.	CA	32.56	1.60
Cadence Design Systems, Inc.	CDN	23.71	1.60
Mercury Interactive Corporation	MERQ	73.50	1.59
CIENA Corporation	CIEN	64.30	1.59
SONY Corporation	SNE	83.34	1.52
Network Appliance, Inc.	NTAP	28.18	1.51
Electronic Data Systems Corporation	EDS	64.84	1.50
Lexmark International Group, Inc.	LXK	68.25	1.50
Gateway, Inc.	GTW	19.08	1.49
Unisys Corporation	UIS	11.95	1.47
BMC Software, Inc.	BMC	25.35	1.46
ASM Lithography Holding N.V.	ASML	27.04	1.46
Citrix Systems, Inc.	CTXS	29.16	1.45
ADC Telecommunications, Inc.	ADCT	10.04	1.44
Broadcom Corporation	BRCM	46.09	1.44
Yahoo! Inc.	YHOO	22.13	1.43
BEA Systems, Inc.	BEAS	40.61	1.43
Intuit, Inc.	INTU	31.15	1.42
Micron Technology, Inc.	MU	40.82	1.41
Check Point Software Technologies	CHKP	64.86	1.40
Vitesse Semiconductor Corporation	VTSS	34.69	1.38
BroadVision, Inc.	BVSN	7.35	1.37
Tellabs, Inc.	TLAB	42.05	1.35
Inktomi Corporation	INKT	8.77	1.35
Lucent Technologies, Inc.	LU	9.90	1.30
AOL Time Warner, Inc.	AOL	56.15	1.29
Amazon.com, Inc.	AMZN	16.25	1.11
Applied Micro Circuits Corporation	AMCC	26.45	1.0 8
LSI Logic Corporation	LSI	21.51	1.04
Apple Computer, Inc.	AAPL	23.50	1.03
Infosys Technologies Limited	INFY	71.75	0.91
Sanmina Corporation	SANM	38.00	0.90
Cisco Systems, Inc.	CSCO	23.48	0.90
SAP AG	SAP	38.70	0.87
Siebel Systems, Inc.	SEBL	54.72	0.86
Sun Microsystems, Inc.	SUNW	22.76	0.86
Telefonaktiebolaget LM Ericsson AB	ERICY	7.24	0.84
KLA-Tencor Corporation	KLAC	59.08	0.82
Linear Technology Corporation	LLTC	55.2 1	0.82
Hewlett-Packard Company	HWP	30.80	0.81
Maxim Integrated Products, Inc.	MXIM	56.78	0.81
Flextronics International Ltd.	FLEX	31.99	0.80
VERITAS Software Corporation	VRTS	76.00	0.80
Oracle Corporation	ORCL	17.58	0.78
Texas Instruments, Inc.	TXN	41.31	0.78
International Business Machines Corporation	IBM	118.01	0.76
Philips Electronics N.V.	PHG	32.60	0.76
STMicroelectronics N.V.	STM	41.75	0.76
Motorola, Inc.	MOT	16.60	0.76
Nokia Corporation	NOK	34.40	0.75
Molex, Inc.	MOLX	39.76	0.75
Solectron Corporation	SLR	27.13	0.75
Xilinx, Inc.	XLNX	49.2 1	0.74
PMC-Sierra, Inc.	PMCS	42.30	0.74
Compaq Computer Corporation	CPQ	17.71	0.74
Microsoft Corporation	MSFT	70.31	0.74
Dell Computer Corporation	DELL	25.94	0.74
JDS Uniphase Corporation	JDSU	23.20	0.72
Nortel Networks Corporation	NT	15.60	0.71
Corning, Inc.	GLW	23.40	0.71
Comverse Technology, Inc.	CMVT	66.44	0.70
Intel Corporation	INTC	29.53	0.69
EMC Corporation	EMC	40.00	0.67
Altera Corporation	ALTR	29.89	0.65
Taiwan Semiconductor Manufacturing Company Limited	TSM	21.40	0.65
Adobe Systems, Inc.	ADBE	46.28	0.64
Vignette Corporation	VIGN	9.53	0.59
VeriSign, Inc.	VRSN	66.01	0.59
Analog Devices, Inc.	ADI	52.05	0.59
ONI Systems Corp.	ONIS	36.45	0.59
Finisar Corporation	FNSR	23.45	0.58
Applied Materials, Inc.	AMAT	56.59	0.57
Openwave Systems, Inc.	OPWV	43.44	0.56
Alcatel	ALA	31.64	0.53
Exodus Communications, Inc.	EXDS	9.20	0.53
Conexant Systems, Inc.	CNXT	10.84	0.53
Juniper Networks, Inc.	JNPR	56.94	0.44
Extreme Networks, Inc.	EXTR	37.45	0.39
Commerce One, Inc.	CMRC	8.94	0.38
Foundry Networks, Inc.	FDRY	21.36	0.36
Palm, Inc.	PALM	6.51	0.31
Sycamore Networks, Inc.	SCMR	12.18	0.30
Corvis Corporation	CORV	7.85	0.29
TIBCO Software, Inc.	TIBX	15.95	0.29
Handspring, Inc.	H AND	10.35	0.27
Redback Networks, Inc.	RBAK	17.31	0.20
Brocade Communications Systems, Inc.	BRCD	52.39	0.19
Ariba, Inc.	ARBA	7.02	0.11

Selection Methodology:

The stocks for the Portfolio were selected by applying a quantitative model developed by Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments. The model was designed to improve returns and control risk in the speculative technology sector. As Portfolio Consultant, Dr. Tew works closely with Defined Asset Funds to implement the following stock selection process:

Define the Universe: We begin by defining the universe of stocks. In this case, we use the ML 100 Index for its exposure to the technology sector and its emphasis on large companies.

Construct an Enhanced Portfolio: Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other, which may reduce volatility.

Reweight the Index: Using this historical price data and incorporating risk reduction techniques, we reweight the stocks of the ML 100 Index. This reweighting seeks to enhance potential return.

Unlike for prior Portfolios, we do not presently anticipate offering a rollover to any subsequent portfolio. You may not exchange your units for units of other Defined Asset Funds.

Fees & Expenses

Defining Your Costs You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units.

Unitholder Fees	Maximum as a % of the Amount Invested

Creation and Development Fee (0.250% of net assets)	0.30%
Sales Charges	2.50%
Total Maximum Sales Charges (including Creation and Development Fee)	2.80%

If you sell your units before termination, any remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive.

Portfolio Expenses	Amount per 1,000 Units

Estimated Operating Expenses (0.443% of net assets)	$4.39

Estimated Organization Costs	$0.61

Volume Purchase Discounts
For larger purchases, the initial sales charge (but not the Creation and Development Fee) is reduced to put more of your investment dollars to work for you. The deferred sales charge will not change.

If You Invest:	Your Initial Sales Charge Will Be:*

Less than $50,000	1.00%
$50,000 to $99,999	0.75%
$100,000 to $249,999	0.25%
$250,000 to $999,999	0.00%

If you invest $1,000,000 or more, you will not pay any initial sales charge, and will receive additional units, effectively reducing your deferred sales charge to 0.75% of your investment.

*These percentages are based on a unit price of $1,000 per 1,000 units and will vary as the unit price changes.

Is this Fund appropriate for you?

Yes, if you seek capital appreciation. You may benefit from a professionally selected portfolio whose risk may be reduced by investing in equity securities of different issuers. Because all of the Portfolio stocks are concentrated in the technology sector, this Portfolio is not designed to be a complete investment program.

The Portfolio generally is not appropriate for you if you are unwilling to tolerate the additional risk involved with an aggressive growth equity investment. It generally is not appropriate for investors seeking preservation of capital or current income, or who seek to invest in this Strategy for more than one year.

Risk Considerations

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

This Portfolio consists exclusively of stocks from the technology sector, which may involve special risks including intense competition and rapid obsolecence.

The Portfolio contains foreign stocks, which may involve special risks such as higher volatility, currency fluctuations and political developments.

The Portfolio consists of aggressive growth stocks which are subject to extreme price volatility. Therefore, the Portfolio should be considered speculative and not a complete equity investment program.

There can be no assurance that this Portfolio will meet its objective or that it will outperform the ML100 Index.

This Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.

We will not seek to resell units we acquire in the secondary market, and may discontinue buying units without notice. This may affect the Portfolio's composition and could result in early termination of the Portfolio and higher per unit expenses.

For more information on risk considerations, see the prospectus for this Fund.

Distributions and Taxes
Distribution Frequency (if any)
Two (2) per year; to the extent net income is at least $1.00 per 1,000 units.

Reinvestment Options
By selecting the reinvestment option, you may choose to have your distributions used to purchase additional units of the fund (reinvestment). Many of these stocks do not pay dividends.
Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be important to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any net capital gains will be subject to tax each year, whether or not reinvested. Please consult your tax advisor concerning state and local taxation.

The Bank of New York
Unit Investment Trust Department
PO Box 974
Wall Street Division
New York, New York 10268-0974
1-800-221-7771

Defined Asset Funds® are established as Unit Investment Trusts. By definition, a trust account requires a trustee. The trustee holds the trust securities, ensuring their safekeeping until the trust is terminated. The trustee is also responsible for recordkeeping, for collecting any interest or dividend income and principal payments, and for distributing this money to investors.

L I N K S T O W E B S I T E S
Merrill Lynch (Sponsor) | Salomon Smith Barney (Sponsor) | Morgan Stanley (Sponsor) | UBS PaineWebberSM (Special Dealer)

Not all strategies are appropriate at all times. The opinions expressed in this site do not constitute investment advice. Independent advice should be sought in cases of doubt.

For more complete information about any of the funds, including their risks, fees, sales charges and other expenses, please download a prospectus from this site, or obtain one free of charge from your financial professional. The prospectus should be read carefully before you invest or send money.

Not all funds are registered for sale in all states. Ask your financial representative about the availability of specific funds in your state. In addition, the funds described here are not available to investors outside the US. Defined Asset Funds are sold by prospectus only. The prospectus is not an offer to sell or a solicitation of an offer to buy units in the funds, nor shall any such units be offered or sold to any person in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

As a unitholder, you may receive taxable dividends and capital gains. Taxes on these distributions can affect the returns you realize from your investment. The Sponsors do not offer tax advice except to suggest that you consider the impact of taxes and that you may want to consult with your tax advisor before making any investment.

Funds holding international securities can involve different risks than US investments. The risks include political and economic instability, changing currency exchange rates, foreign taxes and differences in financial accounting standards.

The performance, fee and expense information included on this site will differ for Defined Asset Funds held in certain eligible accounts offered by the Sponsors. Please contact your financial professional for more information on these types of accounts.

Use of this site signifies your acceptance of our
Terms and Conditions and Privacy Policy
The information on this Internet site is directed at, and is intended for distribution to, and use by, persons in the United States only.